Long-term investments (Tables)	12 Months Ended
Dec. 31, 2020
Long-term investments
Summary of Group's long term investments

	As of December 31,
	2019	2020
	RMB	RMB
Measurement alternative investments:
Investee A	1,000	1,000
Investee B	4,000	4,000
Total measurement alternative investments	5,000	5,000
Less: impairment	—	(1,000)
Long-term investments, net	5,000	4,000